UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4237

DREYFUS INSURED MUNICIPAL BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/04

FORM N-Q
Item 1.
Schedule of Investments.
DREYFUS INSURED MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS	July 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--96.6%	Amount ($)	Value ($)

Alabama--4.0%

Auburn University General Fee Revenue
5.75%, 6/1/2017 (Insured; MBIA)	1,000,000	1,117,650

Jefferson County, Capital Improvement and Warrants
5%, 4/1/2009 (Insured; MBIA)	4,000,000	4,341,440

Alaska--3.7%

Alaska International Airports System, Revenue
5.75%, 10/1/2020 (Insured; AMBAC)	4,500,000	5,004,810

Arizona--1.6%

Phoenix Civic Improvement Corp.,
Water System Revenue
5.25%, 7/1/2015 (Insured; FGIC)	2,000,000	2,210,960

California--7.3%

California, Economic Recovery
5.25%, 7/1/2014 (Insured; FGIC)	2,000,000	2,225,500

California Department of Water Resources,
Power Supply Revenue
5.50%, 5/1/2009 (Insured; MBIA)	5,000,000	5,563,450

San Diego Unified School District
Zero Coupon, 7/1/2015 (Insured; FGIC)	3,690,000	2,239,719

Colorado--.8%

Douglas County School District, Number 1 Reorganized,
Douglas and Elbert Counties
(Colorado School District Enhance Program)
5.75%, 12/15/2017 (Insured; FGIC)	1,000,000	1,141,430

Connecticut--4.3%

Connecticut Special Tax Obligation, Revenue
(Transportation Infrastructure Purpose)
5%, 1/1/2023 (Insured; FGIC)	2,000,000	2,062,840

University of Connecticut
5%, 1/15/2017 (Insured; MBIA)	3,520,000	3,764,816

Delaware--5.4%

Delaware Economic Development Authority,
Water Revenue (United Water Delaware
Inc. Project) 6.20%, 6/1/2025
(Insured; AMBAC)	5,000,000	5,253,550

Delaware River and Bay Authority,
Revenue
5.25%, 1/1/2016 (Insured; MBIA)	2,015,000	2,183,736

Florida--2.0%

Tampa Bay Water, Utility System
Improvement Revenue
5.25%, 10/1/2019 (Insured; FGIC)	2,575,000	2,750,769

Idaho--1.5%

Boise State University, Revenue
5.375%, 4/1/2022 (Insured; FGIC)	2,000,000	2,116,960

Illinois--2.6%

Chicago, Project
5.50%, 1/1/2040 (Insured; FGIC)	1,000,000	1,037,180

Chicago O'Hare International Airport, Revenue
(General Airport Third Lien)
5.25%, 1/1/2027 (Insured; MBIA)	2,500,000	2,523,000

Indiana--2.7%

Indiana Educational Facilities Authority,
Educational Facilities Revenue
(Butler University Project)
5.50%, 2/1/2026 (Insured; MBIA)	3,500,000	3,664,290

Massachusetts--.7%

Massachusetts Housing Finance Agency,
Housing Revenue (Rental-Mortgage)
6.50%, 7/1/2025 (Insured; AMBAC)	905,000	930,792

Minnesota--2.4%

Southern Minnesota Municipal Power Agency,
Power Supply System Revenue
5%, 1/1/2012 (Insured; MBIA)	3,000,000		3,274,320

Missouri--5.9%

The City of Saint Louis, Airport Revenue
(Airport Development Program):
5%, 7/1/2011 (Insured; MBIA)	5,000,000		5,391,900
5.625%, 7/1/2019 (Insured; MBIA)	2,500,000		2,749,700

New Jersey--7.6%

New Jersey 5.25%, 7/1/2016 (Insured; MBIA)	1,425,000		1,581,793

New Jersey Economic Development Authority, PCR
(Public Service Electric and Gas Co.)
6.40%, 5/1/2032 (Insured; MBIA)	7,600,000		7,829,520

New Jersey Health Care Facilities Financing Authority,
Revenue (Jersey Shore Medical Center)
6.25%, 7/1/2021 (Insured; AMBAC)	70,000		71,639

New Jersey Housing and Mortgage Finance Agency,
Revenue Home Buyer
6.20%, 10/1/2025 (Insured; MBIA)	965,000		981,280

New York--7.2%

Metropolitan Transportation Authority:
(State Service Contract) 5.50%, 1/1/2020
(Insured; MBIA)	2,000,000		2,176,780
Transportation Revenue 5.50%, 11/15/2019
(Insured; AMBAC)	5,000,000		5,491,600

New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
5%, 6/15/2014 (Insured; FSA)	2,000,000		2,171,960

North Carolina--.8%

Catawba County, COP
(Catawba County Public School and
Community College Facilities Project)
5.25%, 6/1/2016 (Insured; MBIA)	1,000,000	a	1,087,620

North Dakota--2.6%

Mercer County, PCR
(Montana-Dakota Utilities Co. Project)
6.65%, 6/1/2022 (Insured; FGIC)	3,500,000		3,513,510

Ohio--1.6%

Ohio Turnpike Commission, Turnpike Revenue
5.50%, 2/15/2017 (Insured; FGIC)	1,995,000		2,255,188

Oregon--1.2%

Oregon, Department of Administrative Services,
Lottery Revenue
5%, 4/1/2012 (Insured; FSA)	1,500,000		1,640,100

Pennsylvania--1.2%

Perkiomen Valley School District, GO
5.25%, 3/1/2028 (Insured; FSA)	1,550,000	a	1,603,506

South Carolina--3.8%

South Carolina Transportation
Infrastructure Bank, Revenue
5%, 10/1/2024 (Insured; AMBAC)	2,500,000		2,544,925

Spartanburg Sanitary Sewer District,
Sewer System Revenue
5.25%, 3/1/2030 (Insured; MBIA)	1,000,000		1,030,720

University of South Carolina,
Athletic Facilities Revenue
5.50%, 5/1/2022 (Insured; AMBAC)	1,575,000		1,684,982

Texas--6.7%

Brownsville Housing Finance Corp., SFMR
(Mortgage-Multiple Originators and
Services) 9.625%, 12/1/2011
(Insured; FGIC)	140,000		140,448

City of San Antonio, Water System Revenue:
5.50%, 5/15/2019 (Insured; FSA)	1,000,000		1,093,760
5.50%, 5/15/2020 (Insured; FSA)	2,500,000		2,718,575

Houston Area Water Corp., City of Houston
Contract Revenue (Northeast Water Purification
Plant Project)
5.25%, 3/1/2023 (Insured; FGIC)	2,470,000		2,569,319

Texas Turnpike Authority (Central Texas
Turnpike System) Revenue
5.50%, 8/15/2039 (Insured; AMBAC)	2,500,000		2,611,475

Virginia--7.6%

Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,596,285

Richmond, GO Public Improvement
5.50%, 7/15/2011 (Insured; FSA)	1,225,000	1,377,623

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5.15%, 7/1/2020 (Insured; MBIA)	5,210,000	5,688,122

Virginia University Revenue
(General Pledge)
5%, 5/1/2014 (Insured; AMBAC)	1,615,000	1,745,896

Washington--4.8%

Washington, MFMR:
(Gilman Meadows Project)
7.40%, 1/1/2030 (Insured; FSA)	3,000,000	3,086,160
(Mallard Cove Project 1)
7.40%, 1/1/2030 (Insured; FSA)	765,000	786,971
(Mallard Cove Project 2)
7.40%, 1/1/2030 (Insured; FSA)	2,665,000	2,741,539

West Virginia--5.4%

West Virginia:
6.50%, 11/1/2026 (Insured; FGIC)	2,600,000	3,004,404
Zero Coupon, 11/1/2026 (Insured; FGIC)	5,450,000	1,622,410

West Virginia Building Commission, LR
(West Virginia Regional Jail)
5.375%, 7/1/2021 (Insured; AMBAC)	2,505,000	2,761,011

U.S. Related--1.2%

Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000	1,703,115

Total Long-Term Municipal Investments
(cost $128,442,564)		132,461,048

Short-Term Municipal Investment--1.4%

New York;

New York City, VRDN
1.08% (Insured; MBIA)
(cost $1,900,000)	1,900,000 b	1,900,000

Total Investments (cost $130,342,564)	98.0%	134,361,048

Cash and Receivables (Net)	2.0%	2,732,837

Net Assets	100.0%	137,093,885

Notes to Statement of Investments:
a Purchased on delayed delivery basis.
b Securities payable on demand. Variable interest rate - subject to periodic change.
c At July 31, 2004, 41.5% of the Fund's net assets are insured by MBIA.

Item 2.
Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSURED MUNICIPAL BOND FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)